REGULATORY ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2025
Regulated Operations [Abstract]
REGULATORY ASSETS AND LIABILITIES	REGULATORY ASSETS AND LIABILITIES
Regulatory assets and liabilities arise as a result of the rate-setting process. Hydro One has recorded the following regulatory assets and liabilities:

As at December 31 (millions of dollars)	2025	2024
Regulatory assets:
Deferred income tax regulatory asset	3,549	3,263
Broadband deferral	73	48
Post-retirement and post-employment benefits - non-service cost	49	72
Environmental	43	44
Getting Ontario Connected Act variance	39	24
Distribution rate riders	26	—
Incremental cloud computing implementation costs deferral	20	10
Stock-based compensation	18	24
Rural and remote rate protection (RRRP) variance	—	18
Other	50	42
Total regulatory assets	3,867	3,545
Less: current portion	(10)	(42)
	3,857	3,503

Regulatory liabilities:
Pension benefit regulatory liability	610	647
Post-retirement and post-employment benefits	336	376
Earnings sharing mechanism (ESM) deferral	310	150
Retail settlement variance account (RSVA)	242	157
External revenue variance	75	31
Capitalized overhead tax variance	50	38
Other post-employment benefits (OPEB) asymmetrical carrying charge variance	49	33
Asset removal costs cumulative variance	48	26
Tax rule changes variance	36	34
Pension cost differential variance	30	21
Advanced Metering Infrastructure (AMI) 2.0 variance	29	7
Deferred income tax regulatory liability	9	4
Distribution rate riders	—	45
Other	27	29
Total regulatory liabilities	1,851	1,598
Less: current portion	(230)	(122)
	1,621	1,476
Deferred Income Tax Regulatory Asset and Liability
Deferred income taxes are recognized on temporary differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable income. The Company has recognized regulatory assets and regulatory liabilities that correspond to deferred income taxes that flow through the rate-setting process. In the absence of rate-regulated accounting, the Company’s income tax expense would have been recognized using the liability method and there would be no regulatory accounts established for income taxes to be recovered through future rates.
Broadband Deferral
The Company recognizes the incremental costs and incremental revenues attributable to carrying out activities pertaining to designated broadband projects as defined under Building Broadband Faster Act (Ontario) in this generic deferral account.
Post-Retirement and Post-Employment Benefits - Non-Service Cost
Hydro One has recorded a regulatory asset relating to the future recovery of its post-retirement and post-employment benefits other than service costs. The regulatory asset includes the applicable tax impact to reflect taxes payable. Prior to adoption of ASU 2017-07 in 2018, these amounts were capitalized to property, plant and equipment and intangible assets. In 2018 and 2019, the OEB approved the regulatory asset for Hydro One Networks’ transmission business and distribution business, respectively. As part of Hydro One Networks' 2020 to 2022 Transmission Decision, the OEB concluded that the non-service cost component of Hydro One's OPEB costs shall be recognized as OM&A for both its transmission and distribution businesses. Furthermore, Hydro One Networks Distribution continued to record the non-service cost component of OPEBs in this account until the end of 2022. As part of the JRAP Decision received in November 2022, the OEB approved the disposition of Hydro One Networks' transmission and distribution account balances as at December 31, 2020, including accrued interest, which were recovered from ratepayers over a one-year period ending December 31, 2023, and a three-year period ended December 31, 2025, respectively.
Environmental
Hydro One records a liability for the estimated future expenditures required to remediate environmental contamination. A regulatory asset is recognized to the extent management considers it to be probable that environmental expenditures will be recovered in the future through the rate-setting process. For the year ended December 31, 2025, the Company has recorded a portion of the liability as a regulatory asset. In 2025, the revaluation adjustment increased the environmental regulatory asset by $2 million (2024 - $2 million) to reflect changes in the recoverable portion of the Company’s PCB and LAR environmental liabilities. The environmental regulatory asset is amortized to results of operations based on the pattern of actual expenditures incurred and charged to environmental liabilities. The OEB has the discretion to examine and assess the prudence and the timing of recovery of all of Hydro One’s actual environmental expenditures.
Getting Ontario Connected Act Variance
On October 31, 2023, the OEB issued its Decision and Order approving the establishment of a generic sector-wide variance account, effective April 1, 2023. The account was established to record incremental costs of locating underground infrastructure resulting from the implementation of Provincial legislation: Bill 93, Getting Ontario Connected Act, 2022.
Distribution Rate Riders
As part of the JRAP Decision, the OEB approved the disposition of certain deferral and variance account balances as at December 31, 2020, including accrued interest, which were accumulated in distribution rate riders. The amounts were disposed of over a three-year period that ended December 31, 2025. The balance in the account is mostly comprised of excess returns to be collected from ratepayers in a future rate application.
Incremental cloud computing implementation costs deferral
On November 2, 2023, the OEB issued an Accounting Order approving the establishment of a generic sector-wide deferral account, effective December 1, 2023. The account was established to record incremental cloud computing implementation costs.
Stock-based Compensation
The Company recognizes costs associated with share grant plans as a regulatory asset as management considers it probable that share grant plans' costs will be recovered in the future through the rate-setting process. Share grant costs are transferred to labour costs at the time they vest and are issued, and are recovered in rates in accordance with recovery of these labour costs.
RRRP Variance
Hydro One Remotes receives RRRP amounts from the Independent Electricity System Operator (IESO). As at December 31, 2025, the Company recognized a regulatory liability representing the amounts over-collected to achieve breakeven net income, as regulated under the cost recovery model. In both 2025 and 2024, RRRP amounts received were higher than amounts required to achieve breakeven net income, and as such, the regulatory asset decreased by $24 million and $12 million, in 2025 and 2024, respectively.
Pension Benefit Regulatory Liability
In accordance with OEB rate orders, pension costs are recovered on a cash basis as employer contributions are paid to the pension fund in accordance with the Pension Benefits Act (Ontario). The Company recognizes the net unfunded or funded status of pension obligations on the consolidated balance sheets with an offset to the associated regulatory asset or regulatory liability. The pension benefit obligation is remeasured to the present value of the actuarially determined benefit obligation at each year end based on an annual actuarial report, with an offset to the associated regulatory asset or regulatory liability, to the extent of the remeasurement adjustment.
Post-Retirement and Post-Employment Benefits
In accordance with OEB rate orders, post-retirement and post-employment benefits costs are recovered on an accrual basis. The Company recognizes the net unfunded or funded status of post-retirement and post-employment obligations on the consolidated balance sheets with an incremental offset to the associated regulatory asset or regulatory liability, as the case may be. A regulatory asset or regulatory liability is recognized because management considers it to be probable that post-retirement and post-employment benefit costs will be recovered or returned in the future through the rate-setting process. The post-retirement and post-employment benefit obligation is remeasured to the present value of the actuarially determined benefit obligation at each year end based on an annual actuarial report, with an offset to the associated regulatory asset or regulatory liability, as the case may be, to the extent of the remeasurement adjustment.
ESM Deferral
In March 2019, the OEB approved the establishment of an ESM deferral account for Hydro One Networks' distribution segment to record over-earnings including tax impacts. Under this mechanism, Hydro One shares 50% of regulated earnings that exceed the OEB-approved regulatory return-on-equity (ROE) by more than 100 basis points with distribution ratepayers. A similar account was also approved for B2M LP in January 2020, Hydro One Networks’ transmission segment and NRLP in April 2020, and CLLP in December 2024. HOSSM's account was approved as part of the acquisition decision in October 2016 and became effective in 2022, with a 300 basis points threshold applied. The balance in the account as at December 31, 2025 mostly relates to Hydro One Networks’ distribution and transmission businesses. As part of the JRAP Decision received in November 2022, the OEB approved the disposition of Hydro One Networks' distribution business' balance as at December 31, 2020, including accrued interest, over a three-year period that ended December 31, 2025. The OEB also approved the disposition of the ESM account balances as at December 31, 2024 in Hydro One Networks’ distribution and transmission businesses, B2M LP, NRLP, and HOSSM’s 2026 rates application on a final basis.
RSVA
Hydro One has deferred certain retail settlement variance amounts under the provisions of Article 490 of the OEB’s Accounting Procedures Handbook. The RSVA account tracks the difference between the cost of power purchased from the IESO and the cost of power recovered from ratepayers. As part of the JRAP Decision received in November 2022, the OEB approved the disposition of Hydro One Networks' distribution business' balance as at December 31, 2020, including accrued interest, over a three-year period that ended December 31, 2025. In December 2024, as part of the Decision and Order on 2025 distribution rates, the OEB approved, on an interim basis, the disposition of certain RSVA balances as at December 31, 2023, including accrued interest, over a one-year period that ended December 31, 2025. This disposition became final upon receipt of the Decision and Order on 2026 distribution rates issued in December 2025. The OEB also approved disposition of certain RSVA balances as at December 31, 2025, including accrued interest, over a one-year period ending December 31, 2026 on both an interim and final basis.
External Revenue Variance
The external revenue variance account balance reflects the difference between Hydro One Networks' transmission business' actual export service revenue and external revenues from secondary land use, and the OEB-approved amounts. The account also records the difference between actual net external station maintenance, engineering and construction services revenue, and other external revenue, and the OEB-approved amounts.
Capitalized Overhead Tax Variance
As part of the JRAP Decision, the OEB approved the establishment of a capitalized overhead tax variance account to capture the difference between the capitalized overheads deducted in calculating the regulatory tax expense included in rates and the actual capitalized overhead costs deducted in Hydro One's tax returns for Hydro One Networks' transmission and distribution businesses for the 2016 to 2027 period. Variance amounts are recognized at the earlier of (i) when the tax year has been audited by the Canada Revenue Agency or (ii) when the taxation year is statute barred.
OPEB Asymmetrical Carrying Charge Variance Account
On September 14, 2017, the OEB issued its Report of the Board: Regulatory Treatment of Pension and OPEB Costs that allowed rate-regulated utilities to track the difference between their pension and OPEB costs calculated under the accrual method and the cash payment method, effective January 1, 2018, and record the carrying charges associated with the balance on an asymmetrical basis. As part of the JRAP Decision received in November 2022, the OEB approved the disposition of Hydro
One Networks’ transmission and distribution account balances as at December 31, 2020, including accrued interest, which were returned to ratepayers over a one-year period ended December 31, 2023, and a three-year period ended December 31, 2025, respectively. As part of the same decision, the OEB approved the continuance of this account for Hydro One Networks’ transmission business and the establishment of this account for Hydro One Networks’ distribution business for 2023 to 2027.
Asset Removal Costs Cumulative Variance
In April 2020, the OEB approved the establishment of an asset removal costs cumulative variance account for Hydro One Networks' transmission business to record the difference between the revenue requirement associated with forecast asset removal costs included in depreciation expense and actual asset removal costs. This account is asymmetrical to the benefit of ratepayers on a cumulative basis. As part of the JRAP Decision received in November 2022, the OEB approved the continuance of this account for Hydro One Networks’ transmission business and the establishment of this account for Hydro One Networks’ distribution business for the 2023 to 2027 period.
Tax Rule Changes Variance
The 2019 federal and Ontario budgets (Budgets) provided certain time-limited investment incentives permitting Hydro One to deduct accelerated capital cost allowance of up to three times the first-year rate for capital investments acquired after November 20, 2018 and placed in-service before January 1, 2028 (Accelerated Depreciation). Following the enactment of the Budget measures in the second quarter of 2019, the OEB directed all Ontario regulated utilities including Hydro One to track the full revenue impact of the tax benefits related to the Accelerated Depreciation rules to ratepayers. The tax benefit to be returned to ratepayers in the future gave rise to a regulatory liability and resulted in a decrease in revenues as current rates do not include the benefit of the Accelerated Depreciation; therefore, the revenue subject to refund cannot be recognized. As part of the JRAP Decision received in November 2022, the OEB approved the disposition of Hydro One Networks' transmission and distribution account balances as at December 31, 2020, including accrued interest, which were returned to ratepayers over a one-year period ended December 31, 2023, and a three-year period ended December 31, 2025, respectively.
Pension Cost Differential
Variances between the OM&A pension cost recognized and the cost embedded in rates as part of the rate-setting process for Hydro One Networks' transmission and distribution businesses are recognized as a regulatory asset or regulatory liability, as the case may be. As part of the JRAP Decision received in November 2022, the OEB approved the disposition of Hydro One Networks' transmission and distribution account balances as at December 31, 2020, including accrued interest, which were returned to ratepayers over a one-year period ended December 31, 2023 and a three-year period ended December 31, 2025, respectively.
AMI 2.0 Variance
As part of the JRAP Decision, the OEB approved the establishment of the AMI 2.0 variance account. The account records the difference in revenue requirement impact including tax, if any, between the planned in-service additions included in the forecasted costs of the AMI 2.0 program over the 2023-2027 period and the actual in-service additions achieved as part of the AMI 2.0 program over the 2023-2027 period. The account is asymmetrical to the benefit of ratepayers.